Commitments and contingencies - Future minimum payments, Leases (Details) - Mar. 31, 2016 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Commitments and contingencies
2017	$ 269	¥ 1,737
2018	248	1,596
2019	248	1,596
2020	171	1,106
Total payments	$ 936	¥ 6,035